Long-Term Employee Benefit Liabilities - Summary of Weighted Average Discount Rates Used in Measuring Company's Projected Retirement Medical Benefit Obligations and Net Periodic Benefit Cost (Detail) - Retirement Medical Benefits Plans [Member]
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Retirement medical benefit obligations	2.40%	3.10%
Net periodic benefit cost	3.10%	4.00%
Health care cost inflation	6.60%	6.80%